                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

      PRINCIPAL
      AMOUNT IN                                                          COUPON               MATURITY
      THOUSANDS                                                           RATE                  DATE                 VALUE
    ----------------                                                  -------------        ----------------   --------------------

                        GOVERNMENT & CORPORATE BONDS (93.8%)
                        FOREIGN (25.0%)
                        ARGENTINA (0.5%)
                        GOVERNMENT OBLIGATIONS
$               320     Republic of Argentina  (c)                      12.125%               05/21/05        $            91,208
                994     Republic of Argentina  (c)                        6.00                03/31/23                    552,678
              1,060     Republic of Argentina  (c)                        3.53                04/10/05                    402,800
                 90     Republic of Argentina  (c)                       11.375               03/15/10                     27,675
                135     Republic of Argentina  (c)                       11.375               01/30/17                     43,943
              2,250     Republic of Argentina  (c)                       11.75                04/07/09                    691,875
                 70     Republic of Argentina  (c)                       11.75                06/15/15                     22,295
                                                                                                              --------------------

                        TOTAL ARGENTINA                                                                                 1,832,474
                                                                                                              --------------------

                        AUSTRALIA (0.1%)
                        OTHER METALS/MINERALS (0.0%)
                495     Murrin Holdings Property Ltd. (c)                9.375                08/31/07                         50
                                                                                                              --------------------

                        PROPERTY - CASUALTY INSURERS (0.1%)
                430     Mantis Reef Ltd. - 144A*                         4.692                11/14/08                    430,282
                                                                                                              --------------------

                        TOTAL AUSTRALIA                                                                                   430,332
                                                                                                              --------------------

                        AUSTRIA (0.1%)
                        PULP & PAPER
                335     Sappi Papier Holding AG - 144A*                   6.75                06/15/12                    372,715
                                                                                                              --------------------

                        BELGIUM (0.4%)
                        CABLE/SATELLITE TV
              1,595     Telenet Group Holding NV - 144A*                11.50++               06/15/14                  1,220,175
                                                                                                              --------------------

                        BRAZIL (2.4%)
                        GOVERNMENT OBLIGATIONS
              1,320     Federal Republic of Brazil                       3.063     ***        04/15/24                  1,218,321
              1,771     Federal Republic of Brazil                        8.00                04/15/14                  1,825,241
                380     Federal Republic of Brazil                        6.00                04/15/24                    357,315
                190     Federal Republic of Brazil                       8.875                10/14/19                    196,650
              1,110     Federal Republic of Brazil                       8.875                04/15/24                  1,121,100
                980     Federal Republic of Brazil                       10.50                07/14/14                  1,144,150
                140     Federal Republic of Brazil                       11.00                08/17/40                    162,225
              1,730     Federal Republic of Brazil                       14.50                10/15/09                  2,277,545
                                                                                                              --------------------

                        TOTAL BRAZIL                                                                                    8,302,547
                                                                                                              --------------------

                        BULGARIA (0.3%)
                        GOVERNMENT OBLIGATION
                860     Federal Republic of Bulgaria                      8.25                01/15/15                  1,091,082
                                                                                                               --------------------

                        CANADA (3.2%)
                        ALUMINUM (0.1%)
                500     Novelis Inc. - 144A*                              7.25                02/15/15                    515,000
                                                                                                              --------------------

                        BROADCASTING (0.3%)
                934     Canwest Media Inc. - 144A*                        8.00                09/15/12                  1,004,490
                                                                                                              --------------------

                        CONTAINERS/PACKAGING (0.1%)
                380     Norampac, Inc.                                    6.75                06/01/13                    399,950
                                                                                                              --------------------

                        DRUGSTORE CHAINS (0.3%)
                225     Jean Coutu Group PJC Inc. - 144A*                7.625                08/01/12                    235,125
                825     Jean Coutu Group PJC Inc. - 144A*                 8.50                08/01/14                    827,063
                                                                                                              --------------------
                                                                                                                        1,062,188
                                                                                                              --------------------

                        GOVERNMENT OBLIGATIONS (1.0%)
CAD           1,100     Canadian Government Bond                          5.50                06/01/09                    955,409
              3,200     Canadian Government Bond                          3.00                06/01/06                  2,586,574
                                                                                                              --------------------
                                                                                                                        3,541,983
                                                                                                              --------------------
                        FOREST PRODUCTS (0.3%)
$             1,230     Tembec Industries Inc.                            8.50                02/01/11                  1,223,850
                                                                                                              --------------------

                        INTEGRATED OIL (0.1%)
                110     Petro-Canada                                      5.35                07/15/33                    106,653
                155     PC Financial Partnership                          5.00                11/15/14                    155,715
                                                                                                              --------------------
                                                                                                                          262,368
                                                                                                              --------------------

                        OIL & GAS PRODUCTION (0.1%)
                325     Nexen Inc.                                        5.05                11/20/13                    324,541
                                                                                                              --------------------

                        OILFIELD SERVICES/EQUIPMENT (0.2%)
                690     CHC Helicopter Corp.                             7.375                05/01/14                    726,225
                                                                                                              --------------------

                        PULP & PAPER (0.3%)
                800     Abitibi-Consolidated Inc.                         8.85                08/01/30                    808,000
                300     Bowater Canada Finance                            7.95                11/15/11                    322,909
                                                                                                              --------------------
                                                                                                                        1,130,909
                                                                                                              --------------------
                        TELECOMMUNICATION EQUIPMENT (0.2%)
                660     Nortel Networks Ltd.                             6.125                02/15/06                    672,375
                                                                                                              --------------------

                        WIRELESS TELECOMMUNICATIONS (0.2%)
                330     Rogers Wireless Communications, Inc. - 144A*      7.50                03/15/15                    355,575
                250     Rogers Wireless Communications, Inc. - 144A*      8.00                12/15/12                    268,750
                                                                                                              --------------------
                                                                                                                          624,325
                                                                                                              --------------------

                        TOTAL CANADA                                                                                   11,488,204
                                                                                                              --------------------

                        CHILE (0.4%)
                        OIL & GAS PRODUCTION
              1,170     Empresa Nacional de Petroleo                     6.750%               11/15/12                  1,317,409
                                                                                                              --------------------

                        COLOMBIA (0.4%)
                        GOVERNMENT OBLIGATIONS
                470     Republic of Columbia                             11.75                02/25/20                    596,900
                 80     Republic of Columbia                             10.375               01/28/33                     91,000
                661     Republic of Columbia                              9.75                04/09/11                    751,861
                                                                                                              --------------------

                        TOTAL COLOMBIA                                                                                  1,439,761
                                                                                                              --------------------

                        DENMARK (0.2%)
                        FINANCE/RENTAL/LEASING
DKK           1,428     Realkredit Denmark                                6.00                10/01/29                    257,458
              2,012     Unikredit Realkredit                              5.00                07/01/29                    361,671
                                                                                                              --------------------

                        TOTAL DENMARK                                                                                     619,129
                                                                                                              --------------------

                        ECUADOR (0.2%)
                        GOVERNMENT OBLIGATION
$               910     Republic of Ecuador                               8.00                08/15/30                    842,887
                                                                                                              --------------------

                        FRANCE (0.4%)
                        CHEMICALS: SPECIALTY (0.2%)
                795     Rhodia SA                                        8.875                06/01/11                    818,850
                                                                                                              --------------------

                        TELECOMMUNICATIONS (0.2%)
EUR             470     France Telecom S.A.                               7.25                01/28/13                    753,040
$                70     France Telecom S.A.                               9.25                03/01/31                     97,609
                                                                                                              --------------------
                                                                                                                          850,649
                                                                                                              --------------------
                        TOTAL FRANCE                                                                                    1,669,499
                                                                                                              --------------------

                        GERMANY (0.7%)
                        GOVERNMENT OBLIGATIONS (0.4%)
              1,000     Aries Vermogensverwaltng                          9.60                10/25/14                  1,237,280
                                                                                                              --------------------

                        CABLE/SATELLITE TV (0.3%)
              1,000     Kabel Deutschland - 144A*                        10.625               07/01/14                  1,135,000
                                                                                                              --------------------

                        TOTAL GERMANY                                                                                   2,372,280
                                                                                                              --------------------

                        IRELAND (0.3%)
                        INVESTMENT MANAGERS
                780     JSG Funding PLC                                  9.625                10/01/12                    865,800
                                                                                                              --------------------

                        ISRAEL (0.2%)
                        ATERNATIVE POWER GENERATION
                858     Ormat Funding Corp. - 144A*                       8.25                12/30/20                    861,974
                                                                                                              --------------------

                        IVORY COAST  (0.0%)
                        GOVERNMENT OBLIGATION
                560     Ivory Coast                                       2.00                03/29/18                    103,600
                                                                                                              --------------------

                        JAPAN (4.5%)
                        GOVERNMENT OBLIGATIONS
JPY         357,000     Japan (Government of)                             0.50                06/20/06                  3,465,469
            995,000     Japan (Government of)                             0.10                04/20/05                  9,600,531
            214,500     Japan (Government of)                             0.80                03/20/13                  2,027,010
             75,000     Japan (Government of)                             0.10                12/20/05                    724,111
                                                                                                              --------------------
                                                                                                                       15,817,121
                                                                                                              --------------------

                        TOTAL JAPAN                                                                                    15,817,121
                                                                                                              --------------------

                        KYRGYZSTAN (0.2%)
                        INDUSTRIAL CONGLOMERATES
$               515     Hutchison Whampoa Intl Ltd - 144A*                6.50                02/13/13                    560,799
                100     Hutchison Whampoa Intl Ltd - 144A*                5.45                11/24/10                    104,045
                                                                                                              --------------------

                        TOTAL KYRGYZSTAN                                                                                  664,844
                                                                                                              --------------------

                        LUXEMBOURG (0.0%)
                        TELECOMMUNICATIONS
                 95     Telecom Italia Capital SpA.                       4.00                11/15/08                     94,334
                                                                                                              --------------------

                        MALAYSIA (0.3%)
                        GOVERNMENT OBLIGATION
                920     Malaysia                                          8.75                06/01/09                  1,085,346
                                                                                                              --------------------

                        MEXICO (2.4%)
                        GOVERNMENT OBLIGATIONS (1.9%)
                300     United Mexican States Corp.                       8.00                09/24/22                    355,800
              1,040     United Mexican States Corp.                      8.125                12/30/19                  1,254,240
                720     United Mexican States Corp.                      10.375               02/17/09                    876,600
              1,065     United Mexican States Corp.                      11.50                05/15/26                  1,669,388
              2,090     United Mexican States Corp.                      8.375                01/14/11                  2,460,975
                                                                                                              --------------------
                                                                                                                        6,617,003
                                                                                                              --------------------
                        OIL & GAS PRODUCTION (0.5%)
                410     Petroleos Mexicanos                              8.625                12/01/23                    484,825
                410     Petroleos Mexicanos                               9.50                09/15/27                    525,825
                550     Petroleos Mexicanos                               9.50                09/15/27                    705,375
                                                                                                              --------------------
                                                                                                                        1,716,025
                                                                                                              --------------------

                        TOTAL MEXICO                                                                                    8,333,028
                                                                                                              --------------------

                        NETHERLANDS (0.2%)
                        TELECOMMUNICATIONS
                170     Deutsche Telekom International Finance Corp.      8.75                06/15/30                    230,670
EUR             385     Olivetti Finance N.V.                             7.25                04/24/12                    606,679
                                                                                                              --------------------

                        TOTAL NETHERLANDS                                                                                 837,349
                                                                                                              --------------------

                        NIGERIA (0.3%)
                        GOVERNMENT OBLIGATION
$             1,000     Central Bank of Nigeria                           6.25                11/15/20                    957,500
                                                                                                              --------------------

                        PANAMA (0.7%)
                        GOVERNMENT OBLIGATIONS
                700     Republic of Panama                               8.875                09/30/27                    780,500
                520     Republic of Panama                               9.375                04/01/29                    618,800
                560     Republic of Panama                               9.625                02/08/11                    660,800
                340     Republic of Panama                               10.75                05/15/20                    443,700
                                                                                                              --------------------

                        TOTAL PANAMA                                                                                    2,503,800
                                                                                                              --------------------

                        PERU (0.4%)
                        GOVERNMENT OBLIGATIONS
                400     Republic of Peru                                 8.375                05/03/16                    436,000
                475     Republic of Peru                                 9.875                02/06/15                    571,188
                420     Republic of Peru                                 4.500                03/07/17                    393,012
                                                                                                              --------------------

                        TOTAL PERU                                                                                      1,400,200
                                                                                                              --------------------

                        PHILIPPINES (0.8%)
                        GOVERNMENT OBLIGATIONS
                720     Republic of Philippines                           9.50                02/02/30                    717,300
              1,870     Republic of Philippines                          8.875                03/17/15                  1,905,530
                                                                                                              --------------------

                        TOTAL PHILIPPINES                                                                               2,622,830
                                                                                                              --------------------

                        QATAR (0.2%)
                        GOVERNMENT OBLIGATION (0.1%)
                300     State of Quatar                                   9.75                06/15/30                    450,750
                                                                                                              --------------------

                        GAS DISTRIBUTORS (0.1%)
                325     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*   8.294                03/15/14                    387,579
                                                                                                              --------------------

                        TOTAL QATAR                                                                                       838,329
                                                                                                              --------------------

                        RUSSIA (2.6%)
                        GOVERNMENT OBLIGATIONS
              1,256     Federal Republic of Russia                       11.000               07/24/18                  1,792,118
              2,520     Federal Republic of Russia                        5.00                03/31/30                  2,648,016
                870     Federal Republic of Russia                       8.250                03/31/10                    959,610
              2,100     Federal Republic of Russia                       12.750               06/24/28                  3,539,722
                                                                                                              --------------------
                                                                                                                        8,939,466
                                                                                                              --------------------

                        TOTAL RUSSIA                                                                                    8,939,466
                                                                                                              --------------------

                        TUNISIA (0.1%)
                        REGIONAL BANKS
                230     Banque Centrale de Tunisie                       7.375                04/25/12                    265,363
                                                                                                              --------------------

                        TURKEY (1.4%)
                        GOVERNMENT OBLIGATIONS
                500     Citigroup Inc - 144A*                             0.00                02/23/06                    627,150
              1,000     Citigroup Inc. - 144A*                            0.00                02/23/06                  1,283,100
                350     Citigroup Inc. - 144A*                            0.00                02/23/06                    464,975
              1,220     Republic of Turkey                               11.00                01/14/13                  1,549,400
                735     Republic of Turkey                               11.50                01/23/12                    940,800
                                                                                                              -------------------

                        TOTAL TURKEY                                                                                    4,865,425
                                                                                                              --------------------

                        URUGUAY (0.2%)
                        GOVERNMENT OBLIGATION
                670     Ukraine Government                                5.361                08/05/09                    721,925
                                                                                                               --------------------

                        UNITED  KINGDOM (0.2%)
                        ADVERTISING/MARKETING SERVICES
                580     WPP Finance Corp. - 144A*                         5.875                06/15/14                    617,325
                                                                                                               --------------------

                        VENEZUELA (0.7%)
                        GOVERNMENT OBLIGATIONS
                310     Republic of Venezuela                              8.50                10/08/14                    316,200
                500     Republic of Venezuela                             9.375                01/13/34                    517,250
              1,000     Republic of Venezuela                             10.75                09/19/13                  1,157,500
                350     Republic of Venezuela                              9.25                09/15/27                    361,375
                                                                                                               --------------------

                        TOTAL VENEZUELA                                                                                  2,352,325
                                                                                                               --------------------

                        TOTAL FOREIGN (COST $80,014,313)                                                                87,746,378
                                                                                                               --------------------

                        UNITED  STATES (38.4%)
                        ADVERTISING/MARKETING SERVICES (0.3%)
                465     Interep National Radio Sales, Inc. (Series B)     10.00                07/01/08                    356,888
                820     Interpublic Group of Companies, Inc. (The)         6.25                11/15/14                    831,526
                                                                                                               --------------------
                                                                                                                         1,188,414
                                                                                                               --------------------
                        AEROSPACE & DEFENSE (0.4%)
                525     K&F Acquisition Inc. - 144A*                       7.75                11/15/14                    525,000
                375     Northrop Grumman Corp.                            4.079                11/16/06                    377,505
                245     Raytheon Co.                                       4.85                01/15/11                    251,197
                 70     Raytheon Co.                                       8.30                03/01/10                     82,543
                328     Systems 2001 Asset Trust - 144A*                  6.664                09/15/13                    361,354
                                                                                                               --------------------
                                                                                                                         1,597,599
                                                                                                               --------------------
                        AIR FREIGHT/COURIERS (0.1%)
                 95     FedEx Corp.                                        2.65                04/01/07                     92,787
                185     FedEx Corp.                                        7.25                02/15/11                    211,091
                                                                                                               --------------------
                                                                                                                           303,878
                                                                                                               --------------------
                        AIRLINES (0.2%)
                121     America West Airlines, Inc.                        7.10                04/02/21                    129,619
                101     Continental Airlines, Inc.                        6.545                02/02/19                     99,704
                406     Continental Airlines, Inc.                        6.648                09/15/17                    391,028
                 95     Southwest Airlines Co.                            5.496                11/01/06                     97,503
                                                                                                               --------------------
                                                                                                                           717,854
                                                                                                               --------------------
                        APPAREL/FOOTWEAR (0.1%)
                335     Oxford Industries, Inc.                           8.875                06/01/11                    358,450
                                                                                                               --------------------

                        AUTOMOTIVE AFTERMARKET (0.1%)
                575     Cooper Standard Automotive - 144A*                8.375                12/15/14                    549,125
                                                                                                               --------------------

                        AUTO PARTS: OEM (0.3%)
                795     TRW Automotive, Inc.                              9.375                02/15/13                    898,350
                                                                                                                --------------------

                        BROADCASTING (0.2%)
                295     Clear Channel Communications, Inc.                 7.65                09/15/10                    333,911
                328     Salem Communications Holdings Corp. (Series B)     9.00                07/01/11                    356,700
                                                                                                               --------------------
                                                                                                                           690,611
                                                                                                               --------------------
                        BUILDING PRODUCTS (1.1%)
                650     ACIH Inc. - 144A*                                 11.50     ++         12/15/12                    484,250
                625     Brand Services Inc.                               12.00                10/15/12                    707,812
                175     Interface Inc.                                     7.30                04/01/08                    178,500
                910     Interface Inc.                                     9.50                02/01/14                    991,900
                525     PLY Gem Industries Inc. - 144A*                    9.00                02/15/12                    525,000
                875     THL Buildco Inc. (Nortek) Inc. 144A*               8.50                09/01/14                    903,438
                                                                                                               --------------------
                                                                                                                         3,790,900
                                                                                                               --------------------

                        CABLE/SATELLITE TV (1.3%)
                246     Avalon Cable LLC                                  11.875               12/01/08                    256,842
              1,345     Charter Communications Holdings LLC               10.75                10/01/09                  1,153,338
                755     Comcast Cable Communications Inc.                  6.75                01/30/11                    845,913
                315     Comcast Corp.                                      6.50                01/15/15                    351,964
                435     Cox Communications, Inc. - 144A*                  4.625                01/15/10                    433,624
                730     Echostar DBS Corp.                                6.375                10/01/11                    749,162
                400     Intelsat Bermuda Ltd. - 144A*                     7.794                01/15/12                    414,000
                290     Renaissance Media Group LLC                       10.00                04/15/08                    300,512
                                                                                                               --------------------
                                                                                                                         4,505,355
                                                                                                               --------------------
                        CASINO/GAMING (1.5%)
              6,500     Aladdin Gaming Holdings/Capital Corp. LLC
                        (Series B) (c)                                    13.50                03/01/10                          0
                915     Harrah's Operating Co., Inc.                      7.875                12/15/05                    949,312
                650     Isle of Capri Casinos                              7.00                03/01/14                    661,375
              1,230     MGM Mirage Inc.                                    6.00                10/01/09                  1,260,750
                937     Park Place Entertainment                          8.875                09/15/08                  1,057,639
              3,904     Resort At Summerlin LP/Ras Co. (Series B) (a) (c) 13.00                12/15/07                          0
                970     Station Casinos, Inc.                              6.00                04/01/12                    999,100
                485     Venetian Casino/LV Sands                          11.00                06/15/10                    550,475
                                                                                                               --------------------
                                                                                                                         5,478,651
                                                                                                               --------------------
                        CHEMICALS: AGRICULTURAL (0.0%)
                 31     IMC Global Inc. (Series B)                        10.875               06/01/08                     36,347
                                                                                                               --------------------

                        CHEMICALS: MAJOR DIVERSIFIED (0.7%)
              1,020     Equistar Chemical Funding                         10.125               09/01/08                  1,167,900
                105     Equistar Chemical Funding                         10.625               05/01/11                    121,275
                315     Huntsman Advanced Materials Corp. - 144A*         11.00                07/15/10                    371,700
                651     Huntsman ICI Chemicals                            10.125               07/01/09                    686,805
                145     ICI Wilmington Inc.                               4.375                12/01/08                    145,823
                                                                                                               --------------------
                                                                                                                         2,493,503
                                                                                                               --------------------
                        CHEMICALS: SPECIALTY (1.2%)
                265     FMC Corp.                                         10.25                11/01/09                    302,762
                325     Innophos Inc. - 144A*                             8.875                08/15/14                    351,812
                350     ISP Chemco                                        10.25                07/01/11                    392,000
                680     ISP Holdings Inc. (Series B)                      10.625               12/15/09                    744,600
                225     Koppers Industry Inc.                             9.875                10/15/13                    256,500
                195     Millennium America, Inc.                           7.00                11/15/06                    203,775
                781     Millennium America, Inc.                           9.25                06/15/08                    870,815
                825     Rockwood Specialties, Inc.                        10.625               05/15/11                    944,625
                                                                                                               --------------------
                                                                                                                         4,066,889
                                                                                                               --------------------
                        COAL (0.0%)
                175     Foundation PA Coal Co. - 144A*                     7.25                08/01/14                    184,187
                                                                                                               --------------------

                        CONSUMER SUNDRIES (0.1%)
                415     Amscan Holdings, Inc.                              8.75                05/01/14                    415,000
                                                                                                               --------------------

                        CONSUMER/BUSINESS SERVICES (0.1%)
                400     Muzak LLC/Muzak Finance Corp.                     9.875                03/15/09                    285,000
                                                                                                               --------------------

                        CONSTRUCTION MATERIALS (0.2%)
                625     RMCC Acquisition Co. - 144A*                       9.50                11/01/12                    618,750
                                                                                                               --------------------

                        CONTAINERS/PACKAGING (1.3%)
                300     Graham Packaging Company Inc. - 144A*              8.50                10/15/12                    312,750
                875     Graphic Packaging International Corp.              9.50                08/15/13                    980,000
              1,775     Owens-Illinois Inc.                                7.50                05/15/10                  1,877,062
                145     Pliant Corp. (Issued 04/10/02)                    13.00                06/01/10                    142,825
                590     Pliant Corp. (Issued 08/29/00)                    13.00                06/01/10                    581,150
                525     Sealed Air Corp. - 144A*                          5.625                07/15/13                    546,089
                                                                                                               --------------------
                                                                                                                         4,439,876
                                                                                                               --------------------
                        DEPARTMENT STORES (0.1%)
                250     May Department Stores Co., Inc.                    6.70                09/15/28                    266,623
                 25     May Department Stores Co., Inc.                   7.875                03/01/30                     30,417
                                                                                                               --------------------
                                                                                                                           297,040
                                                                                                               --------------------

                        DRUGSTORE CHAINS (0.2%)
                 49     CVS Corp. - 144A *                                5.789                01/10/26                     51,067
                 29     CVS Corp. - 144A*                                 6.204                10/10/25                     31,674
                460     Rite Aid Corp.                                    7.125                01/15/07                    460,000
                170     Rite Aid Corp.                                    8.125                05/01/10                    177,225
                                                                                                               --------------------
                                                                                                                           719,966
                                                                                                               --------------------
                        ELECTRIC UTILITIES (3.4%)
                 36     AES Corp. (The)                                   8.875                02/15/11                     40,320
                 53     AES Corp. (The)                                   9.375                09/15/10                     60,221
              1,050     AES Corp. (The) - 144A*                            9.00                05/15/15                  1,191,750
                280     Allegheny Energy, Inc.                             7.75                08/01/05                    285,250
                 20     Appalachian Power Co. (Series H)                   5.95                05/15/33                     21,003
                545     Arizona Public Service Co.                         5.80                06/30/14                    586,315
                245     Cincinnati Gas & Electric Co.                      5.70                09/15/12                    261,182
                145     Cincinnati Gas & Electric Co. (Series B)          5.375                06/15/33                    144,383
                495     CMS Energy Corp.                                   7.50                01/15/09                    526,556
                295     CMS Energy Corp.                                   8.50                04/15/11                    330,769
                150     Columbus Southern Power Co. (Series D)             6.60                03/01/33                    173,595
                660     Consolidated Natural Gas Co.                       5.00                12/01/14                    665,618
                125     Consolidated Natural Gas Co. (Series C)            6.25                11/01/11                    137,906
                 25     Consolidated Natural Gas Co. (Series A)            5.00                03/01/14                     25,255
                 30     Detroit Edison Co.                                6.125                10/01/10                     32,706
                100     Duke Energy Corp.                                  4.50                04/01/10                    101,045
                355     Entergy Gulf States, Inc.                          2.80                12/01/09                    355,084
                185     Entergy Gulf States, Inc.                          3.60                06/01/08                    181,772
                340     Exelon Corp.                                       6.75                05/01/11                    380,056
                100     IPALCO Enterprises, Inc.                          8.625                11/14/11                    118,500
                825     Monongahela Power Co.                              5.00                10/01/06                    840,846
                640     MSW Energy Holdings/Finance                       7.375                09/01/10                    672,000
                140     MSW Energy Holdings/Finance                        8.50                09/01/10                    153,300
                735     Nevada Power Co.                                   9.00                08/15/13                    852,600
                515     Ohio Power Co. (Series G)                          6.60                02/15/33                    596,790
                105     Panhandle Eastern Pipe Line Co. (Series B)         2.75                03/15/07                    102,557
                790     PSEG Energy Holdings Inc.                         8.625                02/15/08                    854,187
              1,095     Reliant Energy, Inc.                               6.75                12/15/14                  1,073,100
                 50     South Carolina Electric & Gas  Co.                 5.30                05/15/33                     50,406
                135     Southern California Edison Co.                     5.00                01/15/14                    138,136
                 55     Texas Eastern Transmission, L.P.                   7.00                07/15/32                     65,335
                265     TNP Enterprise Inc. (Series B)                    10.25                04/01/10                    280,900
                310     TXU Energy Co.                                     7.00                03/15/13                    349,626
                195     Wisconsin Electric Power Co.                       3.50                12/01/07                    193,831
                 55     Wisconsin Electric Power Co.                      5.625                05/15/33                     58,151
                                                                                                               --------------------
                                                                                                                        11,901,051
                                                                                                               --------------------
                        ELECTRICAL PRODUCTS (0.3%)
                105     Cooper Industries Inc.                             5.25                07/01/07                    108,311
                625     Rayovac Corp.                                      8.50                10/01/13                    673,438
                175     Rayovac Corp - 144A*                              7.375                02/01/15                    177,406
                                                                                                               --------------------
                                                                                                                           959,155
                                                                                                               --------------------
                        ELECTRONIC EQUIPMENT/INSTRUMENTS (0.2%)
                585     Xerox Corp.                                       7.125                06/15/10                    633,262
                                                                                                               --------------------

                        ENVIRONMENTAL SERVICES (0.6%)
                350     Allied Waste North America, Inc.                  7.875                04/15/13                    349,125
                535     Allied Waste North America, Inc. (Series B)       8.875                04/01/08                    561,750
                530     Nalco Co.                                          7.75                11/15/11                    571,075
                600     Nalco Co.                                         8.875                11/15/13                    657,000
                                                                                                               --------------------
                                                                                                                         2,138,950
                                                                                                               --------------------
                        FINANCE/RENTAL/LEASING (0.4%)
                405     Ford Motor Credit Co.                               7.25               10/25/11                    431,542
                540     Ford Motor Credit Co.                              7.375               10/28/09                    575,588
                615     United Rentals NA, Inc.                             6.50               02/15/12                    607,312
                                                                                                               --------------------
                                                                                                                         1,614,442
                                                                                                               --------------------
                        FINANCIAL CONGLOMERATES (1.0%)
                 30     Chase Manhattan Corp.                               7.00               11/15/09                     33,362
                 80     General Motors Acceptance Corp.                     4.50               07/15/06                     79,706
              3,407     General Motors Acceptance Corp.                    6.875               09/15/11                  3,425,694
                                                                                                               --------------------
                                                                                                                         3,538,762
                                                                                                               --------------------

                        FOOD RETAIL (0.4%)
                271     CA FM Lease Trust - 144A*                           8.50                07/15/17                    312,682
                895     Delhaize America, Inc.                             8.125                04/15/11                  1,044,937
                                                                                                                --------------------
                                                                                                                          1,357,619
                                                                                                                --------------------
                        FOOD: MAJOR DIVERSIFIED (0.2%)
                 65     Kraft Foods Inc.                                    5.25                06/01/07                     67,066
                505     Kraft Foods Inc.                                   5.625                11/01/11                    536,418
                105     Kraft Foods Inc.                                    6.25                06/01/12                    115,702
                                                                                                                --------------------
                                                                                                                            719,186
                                                                                                                --------------------
                        FOOD: MEAT/FISH/DAIRY (1.1%)
                545     Michael Foods Inc. (Series B)                       8.00                11/15/13                    576,337
              1,220     Pilgrim's Pride Corp.                              9.625                09/15/11                  1,361,825
                345     PPC Escrow Corp.                                    9.25                11/15/13                    389,850
                715     Smithfield Foods Inc.                              7.625                02/15/08                    761,475
                100     Smithfield Foods Inc. (Series B)                    8.00                10/15/09                    110,875
                700     Smithfield Foods Inc.                               7.00                08/01/11                    748,125
                                                                                                                --------------------
                                                                                                                          3,948,487
                                                                                                                --------------------
                        FOREST PRODUCTS (0.1%)
                 10     Weyerhaeuser Co.                                    6.00                08/01/06                     10,349
                 28     Weyerhaeuser Co.                                   6.125                03/15/07                     29,353
                305     Weyerhaeuser Co.                                    6.75                03/15/12                    346,263
                                                                                                                --------------------
                                                                                                                            385,965
                                                                                                                --------------------
                        GAS DISTRIBUTORS (0.6%)
                900     Dynegy Holdings, Inc.                              6.875                04/01/11                    841,500
                595     Dynegy Holdings, Inc. - 144A*                      9.875                07/15/10                    654,500
                425     Nisource Finance Corp.                             2.915     ***        11/23/09                    425,463
                 75     Northwest Pipeline Corp.                           8.125                03/01/10                     83,156
                                                                                                                --------------------
                                                                                                                          2,004,619
                                                                                                                --------------------
                        HOME BUILDING (0.4%)
                440     Tech Olympic USA, Inc.                             10.375               07/01/12                    492,800
                530     Tech Olympic USA, Inc. (Issued 02/03/03)            9.00                07/01/10                    572,400
                225     Tech Olympic USA, Inc. (Issued 11/27/02)            9.00                07/01/10                    243,000
                                                                                                                --------------------
                                                                                                                          1,308,200
                                                                                                                --------------------
                        HOME FURNISHINGS (0.1%)
                180     Mohawk Industries, Inc. (Series D)                  7.20                04/15/12                    205,739
                245     Tempur-Pedic Inc.                                  10.25                08/15/10                    279,300
                                                                                                                --------------------
                                                                                                                            485,039
                                                                                                                --------------------

                        HOSPITAL/NURSING MANAGEMENT (0.8%)
                805     Columbia/HCA Healthcare Corp.                       7.19                11/15/15                    843,630
                425     Community Health Systems Inc. - 144A*               6.50                12/15/12                    427,125
                125     HCA, Inc.                                           7.58                09/15/25                    128,117
                550     Medcath Holdings Corp.                             9.875                07/15/12                    594,000
                 90     Tenet Healthcare Corp.                             6.875                11/15/31                     72,900
                630     Tenet Healthcare Corp.                             7.375                02/01/13                    582,750
                265     Tenet Healthcare Corp. - 144A*                     9.875                07/01/14                    276,262
                                                                                                                 --------------------
                                                                                                                          2,924,784
                                                                                                                 --------------------
                        HOTELS/RESORTS/CRUISELINES (0.2%)
                380     Hyatt Equities LLC - 144A*                         6.875                06/15/07                    397,917
                200     Marriott International, Inc. (Series E)             7.00                01/15/08                    216,727
                                                                                                                --------------------
                                                                                                                            614,644
                                                                                                                --------------------
                        HOUSEHOLD/PERSONAL CARE (0.2%)
                175     Clorox Co. (The) -144A*                            2.543                12/14/07                    175,077
                400     DEL Laboratories,  Inc. - 144A*                     8.00                02/01/12                    398,000
                                                                                                                --------------------
                                                                                                                            573,077
                                                                                                                --------------------
                        INDUSTRIAL MACHINERY (0.2%)
                110     Flowserve Corp.                                    12.25                08/15/10                    120,725
                225     Goodman Global Holding Company, Inc. - 144A*        5.76                06/15/12                    231,750
                325     Goodman Global Holding Company, Inc. - 144A*       7.875                12/15/12                    315,250
                                                                                                                --------------------
                                                                                                                            667,725
                                                                                                                --------------------

                        INDUSTRIAL SPECIALTIES (0.6%)
              1,180     Johnsondiversy, Inc.                               9.625                05/15/12                  1,321,600
                305     Tekni-Plex Inc. - 144A*                             8.75                11/15/13                    306,525
                430     UCAR Finance, Inc.                                 10.25                02/15/12                    483,213
                                                                                                                --------------------
                                                                                                                          2,111,338
                                                                                                                --------------------
                        INFORMATION TECHNOLOGY SERVICES (0.0%)
                 85     Electronic Data Systems Corp.                       6.50                08/01/13                     89,944
                                                                                                                --------------------

                        INSURANCE BROKERS/SERVICES (0.6%)
                195     Farmers Exchange Capital - 144A*                    7.05                07/15/28                    207,187
                780     Farmers Insurance Capital - 144A*                  8.625                05/01/24                    944,385
                935     Marsh & McLennan Co., Inc.                         5.875                08/01/33                    886,827
                                                                                                                --------------------
                                                                                                                          2,038,399
                                                                                                                --------------------

                        INTEGRATED OIL (0.2%)
                 60     Amerada Hess Corp.                                  6.65                08/15/11                     66,109
                505     Amerada Hess Corp.                                 7.875                10/01/29                    621,112
                                                                                                                --------------------
                                                                                                                            687,221
                                                                                                                --------------------
                        INTERNET SOFTWARE/SERVICES (0.1%)
                665     Exodus Communications, Inc. (a) (c)               11.625                07/15/10                          0
                270     Global Cash Access LLC                              8.75                03/15/12                    294,300
                                                                                                                --------------------
                                                                                                                            294,300
                                                                                                                --------------------

                        INVESTMENT BANKS/BROKERS (0.3%)
                950     Refco Finance Holdings - 144A*                      9.00                08/01/12                  1,040,250
                                                                                                                --------------------

                        MANAGED HEALTH CARE (0.3%)
                910     Aetna, Inc.                                        7.875                03/01/11                  1,066,855
                 60     Health Net, Inc.                                   9.875                04/15/11                     73,056
                100     WellPoint Health Networks Inc.                     6.375                06/15/06                    103,780
                                                                                                                --------------------
                                                                                                                          1,243,691
                                                                                                                --------------------
                        MANUFACTURING (0.2%)
                665     Amsted Industries Inc. - 144A*                     10.25                10/15/11                    751,450
                                                                                                                --------------------

                        MEDIA CONGLOMERATES (0.5%)
                150     Time Warner Inc.                                   6.625                05/15/29                    165,495
                390     News America Holdings, Inc.                         7.30                04/30/28                    457,291
                 80     News America Holdings, Inc.                         7.75                02/01/24                     97,136
                280     News America Holdings, Inc.                        8.875                04/26/23                    372,859
                 75     News America Inc.                                  7.125                04/08/28                     86,276
                360     Time Warner, Inc.                                  7.625                04/15/31                    444,845
                                                                                                                --------------------
                                                                                                                          1,623,902
                                                                                                                --------------------
                        MEDICAL DISTRIBUTORS (0.2%)
                500     AmerisourceBergen Corp.                            8.125                09/01/08                    555,000
                                                                                                                --------------------

                        MEDICAL SPECIALTIES (0.2%)
                790     Fisher Scientific International, Inc.              8.125                05/01/12                    875,913
                                                                                                                --------------------

                        MEDICAL/NURSING SERVICES (0.6%)
              1,020     Fresenius Medical Care Capital Trust               7.875                06/15/11                  1,132,200
                150     Fresenius Medical Care Capital Trust II
                        (Units) [+/+]                                      7.875                02/01/08                    161,625
                135     National Nephrology Assoc. Inc. - 144A*             9.00                11/01/11                    154,575
                570     Team Health Inc.                                    9.00                04/01/12                    564,300
                                                                                                                --------------------
                                                                                                                          2,012,700
                                                                                                                --------------------
                        METAL FABRICATIONS (0.5%)
                335     General Cable Corp.                                 9.50                11/15/10                    378,550
                410     Hexcel Corp. - 144A*                                6.75                02/01/15                    412,563
                820     Trimas Corp.                                       9.875                06/15/12                    856,900
                                                                                                                --------------------
                                                                                                                          1,648,013
                                                                                                                --------------------
                        MISCELLANEOUS COMMERCIAL SERVICES (1.1%)
              1,185     Advanstar Communications, Inc.                      9.79                08/15/08                  1,247,213
                500     Iron Mountain Inc.                                  7.75                01/15/15                    513,750
                815     Iron Mountain Inc.                                 8.625                04/01/13                    865,938
                690     Muzak LLC/Muzak Finance Corp.                      10.00                02/15/09                    650,325
                590     Vertis  Inc. - 144A*                               13.50                12/07/09                    629,825
                                                                                                                --------------------
                                                                                                                          3,907,051
                                                                                                                --------------------
                        MISCELLANEOUS MANUFACTURING (0.4%)
              1,590     Associated Materials Inc.                          11.25     ++         03/01/14                  1,144,800
                375     Propex Fabrics Inc. - 144A*                        10.00                12/01/12                    381,563
                                                                                                                --------------------
                                                                                                                          1,526,363
                                                                                                                --------------------
                        MOTOR VEHICLES (0.2%)
                450     DaimlerChrysler North American Holdings Co.         7.30                01/15/12                    512,979
                 80     DaimlerChrysler North American Holdings Co.         8.50                01/18/31                    102,781
                                                                                                                --------------------
                                                                                                                            615,760
                                                                                                                --------------------
                        MOVIES/ENTERTAINMENT (0.1%)
                350     Marquee Inc. - 144A*                                6.54     ***        08/15/10                    367,938
                                                                                                                --------------------

                        MULTI-LINE INSURANCE (0.1%)
                285     Nationwide Mutual Insurance Co. - 144A*             8.25                12/01/31                    364,693
                                                                                                                --------------------

                        OIL & GAS PIPELINES (1.0%)
              1,415     El Paso Production Holdings                         7.75                06/01/13                  1,478,675
                480     Pacific Energy Partners/Finance                    7.125                06/15/14                    508,800
                140     Southern Natural Gas                               8.875                03/15/10                    156,450
              1,025     Williams Companies, Inc. (The)                     7.875                09/01/21                  1,168,500
                                                                                                                --------------------
                                                                                                                          3,312,425
                                                                                                                --------------------
                        OIL & GAS PRODUCTION (1.9%)
                910     Chesapeake Energy Corp.                             7.50                09/15/13                    996,450
                870     Hilcorp Energy/Finance - 144A*                     10.50                09/01/10                    976,575
                162     Magnum Hunter Resources, Inc.                       9.60                03/15/12                    185,895
              1,100     Pemex Project Funding Master Trust                 9.125                10/13/10                  1,314,500
                570     Pemex Project Funding Master Trust - 144A*          9.50                09/15/27                    732,450
                870     Pemex Project Funding Master Trust - 144A*          3.79                06/15/10                    899,580
                300     Plains E & P Corp.                                 7.125                06/15/14                    330,750
              1,280     Vintage Petroleum, Inc.                            7.875                05/15/11                  1,372,800
                                                                                                                --------------------
                                                                                                                          6,809,000
                                                                                                                --------------------
                        OIL REFINING/MARKETING (0.6%)
                200     CITGO Petroleum Corp. - 144A*                       6.00                10/15/11                    199,500
              1,050     Husky Oil Ltd.                                      8.90                08/15/28                  1,193,244
                 70     Marathon Oil Corp.                                 5.375                06/01/07                     72,509
                565     Tesoro Petroleum Corp.                             9.625                04/01/12                    645,513
                                                                                                                --------------------
                                                                                                                          2,110,766
                                                                                                                --------------------
                        OILFIELD SERVICES/EQUIPMENT (0.5%)
                475     BRL Universal Equipment Corp.                      8.875                02/15/08                    497,563
                140     Hanover Compressor Co.                             8.625                12/15/10                    151,900
                190     Hanover Compressor Co.                              9.00                06/01/14                    209,950
                190     Hanover Equipment Trust 2001 A (Series A)           8.50                09/01/08                    202,350
                675     Hanover Equipment Trust 2001 B (Series B)           8.75                09/01/11                    732,375
                                                                                                                --------------------
                                                                                                                          1,794,138
                                                                                                                --------------------
                        OTHER TRANSPORTATION (0.3%)
                880     Laidlaw International Inc.                         10.75                06/15/11                  1,016,400
                                                                                                                --------------------

                        PHARMACEUTICALS: MAJOR (0.3%)
                295     VWR International, Inc.                            6.875                04/15/12                    305,325
                365     VWR International, Inc.                             8.00                04/15/14                    381,425
                450     Warner Chilcott Corp. - 144A*                       8.75                02/01/15                    464,625
                                                                                                                --------------------
                                                                                                                          1,151,375
                                                                                                                --------------------
                        PHARMACEUTICALS: OTHER (0.1%)
                220     Leiner Health Products Inc.                        11.00                06/01/12                    240,900
                                                                                                                --------------------

                        PUBLISHING: BOOKS/MAGAZINES (1.0%)
                374     Dex Media East/Finance                            12.125                11/15/12                    449,735
                543     Dex Media West/Finance                             9.875                08/15/13                    618,341
                200     Houghton Mifflin Co.                               11.50                10/15/13                    137,000
                775     Houghton Mifflin Co.                               9.875                02/01/13                    811,813
                223     PEI Holdings, Inc.                                 11.00                03/15/10                    259,795
                985     PRIMEDIA, Inc.                                     8.875                05/15/11                  1,044,100
                                                                                                                --------------------
                                                                                                                          3,320,784
                                                                                                                --------------------
                        PULP & PAPER (0.6%)
                595     Georgia-Pacific Corp.                              8.875                02/01/10                    691,688
              3,500     TJIWI Kimia FN Mauritius (c)                       10.00                08/01/04                  1,487,500
                                                                                                                --------------------
                                                                                                                          2,179,188
                                                                                                                --------------------
                        RAILROADS (0.4%)
                100     Burlington North Santa Fe Railway Co.              4.575                01/15/21                    100,479
                240     CSX Corp.                                           2.75                02/15/06                    237,645
                240     CSX Corp.                                           9.00                08/15/06                    258,323
                160     Norfolk Southern Corp.                              7.35                05/15/07                    172,272
                145     Union Pacific Corp - 144A*                         5.214                09/30/14                    147,289
                 65     Union Pacific Corp.                                3.625                06/01/10                     62,494
                100     Union Pacific Corp.                                 6.65                01/15/11                    111,769
                160     Union Pacific Corp.                                 6.79                11/09/07                    171,847
                                                                                                                --------------------
                                                                                                                          1,262,118
                                                                                                                --------------------

                        REAL ESTATE DEVELOPMENT (0.3%)
                359     CBRE Escrow Inc.                                    9.75                05/15/10                    411,055
                230     World Financial Properties - 144A*                  6.95                09/01/13                    251,956
                225     World Financial Properties - 144A*                  6.91                09/01/13                    246,773
                                                                                                                --------------------
                                                                                                                            909,784
                                                                                                                --------------------
                        REAL ESTATE INVESTMENT TRUSTS (0.2%)
                 89     HMH Properties, Inc. (Series B)                    7.875                08/01/08                     91,781
                480     Host Marriott LP                                   7.125                11/01/13                    507,600
                 55     Rouse Co. (The)                                    3.625                03/15/09                     51,776
                 30     Rouse Co. (The)                                    5.375                11/26/13                     29,017
                                                                                                                --------------------
                                                                                                                            680,174
                                                                                                                --------------------
                        REGIONAL BANKS (0.2%)
AUD           1,000     KFW International Inc.                              6.25                07/15/05                    777,307
                                                                                                                --------------------

                        RESTAURANTS (0.1%)
$               270     Tricon Global Restaurants, Inc.                    8.875                04/15/11                    332,256
                                                                                                                --------------------

                        SPECIALTY STORES (0.8%)
                715     Autonation, Inc.                                    9.00                08/01/08                    807,950
                460     General Nutrition Center                            8.50                12/01/10                    416,300
                750     Petro Stopping Centers/Petro Financial Corp.        9.00                02/15/12                    783,750
                760     Sonic Automotive, Inc.                             8.625                08/15/13                    813,200
                                                                                                                --------------------
                                                                                                                          2,821,200
                                                                                                                --------------------
                        SPECIALTY TELECOMMUNICATIONS (1.2%)
                470     American Tower Corp.                                7.50                05/01/12                    485,275
                131     American Tower Corp.                               9.375                02/01/09                    138,369
                400     American Tower Corp. - 144A*                       7.125                10/15/12                    404,000
                180     Panamsat Corp.                                      9.00                08/15/14                    196,650
                950     Panamsat Holding Corp. - 144A*                    10.375     ++         11/01/14                    638,875
                660     Qwest Communications International - 144A*          5.79     ***        02/15/09                    673,200
                975     Qwest Services Corp. - 144A*                       13.50                12/15/07                  1,107,844
                403     Satelites Mexicanos SA (c)                        10.125                11/01/04                    179,335
                145     U.S. West Communications Corp.                     5.625                11/15/08                    146,269
                                                                                                                --------------------
                                                                                                                          3,969,817
                                                                                                                --------------------
                        STEEL (0.2%)
                750     United States Steel Corp.                           9.75                05/15/10                    860,625
                                                                                                                --------------------

                        TELECOMMUNICATIONS (0.8%)
                180     AT&T Corp.                                          9.75                11/15/31                    230,175
                260     AT&T Corp.                                          8.75                03/01/31                    358,707
                955     Primus Telecommunication Group, Inc.                8.00                01/15/14                    811,750
              4,679     Rhythms Netconnections, Inc. (a) (c)               12.75                04/15/09                          0
                480     Sprint Capital Corp.                                8.75                03/15/32                    652,091
                635     Verizon Global Funding Corp.                        7.75                12/01/30                    805,320
                                                                                                                --------------------
                                                                                                                          2,858,043
                                                                                                                --------------------
                        TOBACCO (0.2%)
                 85     Altria Group, Inc.                                  7.00                11/04/13                     93,073
                405     Altria Group, Inc.                                  7.75                01/15/27                    468,255
                                                                                                                -------------------
                                                                                                                            561,328
                                                                                                                --------------------
                        TRUCKS/CONSTRUCTION/FARM MACHINERY (0.5%)
                690     Caterpillar Financial Services Corp.               2.408     ***        08/20/07                    690,310
                621     Manitowoc Inc. (The)                               10.50                08/01/12                    717,255
                230     NMHG Holding Co.                                   10.00                05/15/09                    255,300
                                                                                                                --------------------
                                                                                                                          1,662,865
                                                                                                                --------------------
                        WHOLESALE DISTRIBUTORS (0.4%)
                775     Buhrmann US Inc.                                    8.25                07/01/14                    790,500
                625     Nebraska Book Company, Inc.                        8.625                03/15/12                    637,500
                                                                                                                --------------------
                                                                                                                          1,428,000
                                                                                                                --------------------

                        WIRELESS TELECOMMUNICATIONS (0.9%)
                135     AirGATE PCS, Inc. - 144A*                           6.41     ***        10/15/11                    139,725
                765     Metropcs, Inc.                                     10.75                10/01/11                    822,375
                385     Rural Cellular Corp.                                6.99     ***        03/15/10                    407,138
                610     SBA Communications Corp.                            9.75     ++         12/15/11                    528,413
                550     SBA Communications Corp. - 144A*                    8.50                12/01/12                    575,438
                575     Ubiquitel Operating Co. - 144A*                    9.875                03/01/11                    636,813
                                                                                                                --------------------
                                                                                                                          3,109,902
                                                                                                                --------------------
                        Total Corporate Bonds (Cost $142,565,002)                                                       134,333,033
                                                                                                                --------------------

                        U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (25.0%)
                        Federal Home Loan Mortgage Corp. (6.7%)
             10,600     . . . . . . . . . . . . . . . . . . . . . . . . .   6.00                   **                    10,954,437
                 56     . . . . . . . . . . . . . . . . . . . . . . . . .   6.50                02/01/29-
                                                                                                09/01/33                     58,890
              8,041     . . . . . . . . . . . . . . . . . . . . . . . . .   7.50                07/01/17-
                                                                                                05/01/33                  8,646,931
              1,781     . . . . . . . . . . . . . . . . . . . . . . . . .   8.00                09/01/24-
                                                                                                08/01/32                  1,927,114
              1,291     . . . . . . . . . . . . . . . . . . . . . . . . .   8.50                11/01/15-
                                                                                                07/01/31                  1,403,468
                368     . . . . . . . . . . . . . . . . . . . . . . . . .   9.00                06/01/30-
                                                                                                01/01/31                    406,412
                  2     . . . . . . . . . . . . . . . . . . . . . . . . .   9.50                07/01/20                      1,789
                                                                                                                --------------------
                                                                                                                         23,399,041
                                                                                                               --------------------

                        Federal National Mortgage Assoc. (17.4%)
                  3     . . . . . . . . . . . . . . . . . . . . . . . . .   6.00                04/01/13                      2,835
              5,376     . . . . . . . . . . . . . . . . . . . . . . . . .   6.00                12/01/16-
                                                                                                01/01/19                  5,633,724
             14,153     . . . . . . . . . . . . . . . . . . . . . . . . .   6.50                05/01/28-
                                                                                                01/01/34                 14,819,283
                166     . . . . . . . . . . . . . . . . . . . . . . . . .   7.00                01/01/09                    173,849
              5,348     . . . . . . . . . . . . . . . . . . . . . . . . .   7.00                10/01/25-
                                                                                                07/01/34                  5,662,931
             18,711     . . . . . . . . . . . . . . . . . . . . . . . . .   7.50                02/01/22-
                                                                                                08/01/34                 20,132,910
              3,276     . . . . . . . . . . . . . . . . . . . . . . . . .   8.00                06/01/22-
                                                                                                07/01/31                  3,558,524
              9,958     . . . . . . . . . . . . . . . . . . . . . . . . .   8.50                10/01/16-
                                                                                                10/01/32                 10,882,809
                165     . . . . . . . . . . . . . . . . . . . . . . . . .   9.00                09/01/21-
                                                                                                03/01/31                    182,385
                                                                                                                --------------------
                                                                                                                         61,049,250
                                                                                                                --------------------

                        Government National Mortgage Assoc. (0.8%)
              1,645     . . . . . . . . . . . . . . . . . . . . . . . . .   7.50                05/15/17-
                                                                                                10/15/26                  1,772,385
                679     . . . . . . . . . . . . . . . . . . . . . . . . .   8.00                12/15/22-
                                                                                                02/15/30                    741,193
                175     . . . . . . . . . . . . . . . . . . . . . . . . .   8.50                08/15/22-
                                                                                                07/15/24                    191,424
                                                                                                                --------------------
                                                                                                                          2,705,002
                                                                                                                --------------------

                        Government National Mortgage Assoc. II (0.1%)
                218     . . . . . . . . . . . . . . . . . . . . . . . . .   7.50                07/20/25                    233,324
                                                                                                                --------------------

                        TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES                                      87,386,617
                        (Cost  $86,691,693)                                                                     --------------------

                        U.S. GOVERNMENT AGENCIES & OBLIGATIONS (4.5%)
                595     Federal Home Loan Mortgage Corp. (0.2%)            5.125                11/07/13                    599,458
                                                                                                                --------------------

              4,850     Federal Home Loan Mortgage Corp. (CMO)  (1.4%)     2.802                06/15/29                  4,861,762
                                                                                                                --------------------

              3,250     U. S. Treasury Bond (1.1%)                         6.125                08/15/29                  3,942,403
                                                                                                                --------------------

              2,000     U. S. Treasury Note (0.6%)                          6.75                05/15/05                  2,023,908
                                                                                                                --------------------

             11,000     U. S. Treasury Strip (1.2%)                         0.00                05/15/25                  4,144,008
                                                                                                                --------------------

                        TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
                        (Cost $15,435,346)                                                                               15,571,539
                                                                                                                --------------------

                        ASSET BACKED SECURITIES ( 0.7%)
                        Investment Trusts/Mutual Funds
              2,241     Targeted Return Index 144A* (Cost $2,293,914)      8.218                08/01/15                  2,421,453
                                                                                                                --------------------

                        CONVERTIBLE BONDS (0.2%)
                        TELECOMMUNICATION EQUIPMENT
                675     Nortel Networks (Cost $646,355)                     4.25                09/01/08                    653,906
                                                                                                                --------------------

                        TOTAL UNITED STATES (Cost $247,632,310)                                                         240,366,548
                                                                                                                --------------------

                        TOTAL GOVERNMENT & CORPORATE BONDS
                        (Cost $327,646,623)                                                                             328,112,926
                                                                                                                --------------------

      NUMBER OF
        SHARES
   -----------------
                        COMMON STOCKS (e) (0.5%)
                        AEROSPACE & DEFENSE (0.0%)
             13,038     Orbital Sciences Corp. (d)                                                                          132,466
                                                                                                                --------------------

                        APPAREL/FOOTWEAR RETAIL (0.0%)
          1,310,596     County Seat Stores Corp. (d)                                                                              0
                                                                                                                --------------------

                        CASINO/GAMING (0.0%)
             10,773     Fitzgeralds Gaming Corp.                                                                                  0
                                                                                                                --------------------

                        FOOD: SPECIALTY/CANDY (0.0%)
              2,423     SFAC New Holdings Inc. [++] (d)                                                                           0
                445     SFAC New Holdings Inc. (d)                                                                                0
            198,750     Specialty Foods Acquisition Corp. - 144A*                                                                 0
                                                                                                                --------------------
                                                                                                                                  0
                                                                                                                --------------------
                        MEDICAL/NURSING SERVICES (0.0%)
            512,862     Raintree Healthcare Corp. (d)                                                                             0
                                                                                                                --------------------

                        RESTAURANTS (0.1%)
             37,319     American Restaurant Group Holdings, Inc.                                                                  0
              4,383     American Restaurant Group Holdings, Inc.                                                                  0
              6,000     American Restaurant Group Holdings, Inc. - 144A*                                                          0
             95,844     Catalina Restaurant Group (d)                                                                       191,688
                                                                                                                --------------------
                                                                                                                            191,688
                                                                                                                --------------------
                        SPECIALTY TELECOMMUNICATIONS (0.0%)
             12,688     Birch Telecom Inc. (d)                                                                                    0
            133,935     PFB Telecom NV (Series B) (d)                                                                             0
                                                                                                                --------------------
                                                                                                                                  0
                                                                                                                --------------------
                        TELECOMMUNICATIONS (0.0%)
              2,702     Viatel Holdings Bermuda Ltd. (d)                                                                      2,027
                                                                                                                --------------------

                        TEXTILES (0.0%)
            298,462     U.S. Leather, Inc. (d)                                                                                    0
                                                                                                                --------------------

                        WIRELESS TELECOMMUNICATIONS (0.4%)
             28,266     NII Holdings, Inc. (Class B)                                                                      1,520,711
                677     USA Mobility, Inc. (d)                                                                               24,067
             43,277     Vast Solutions, Inc. (Class B1) (d)                                                                       0
             43,277     Vast Solutions, Inc. (Class B2) (d)                                                                       0
             43,277     Vast Solutions, Inc. (Class B3) (d)                                                                       0
                                                                                                                -------------------
                                                                                                                          1,544,778
                                                                                                                --------------------
                        Total Common Stocks
                        (Cost $63,403,607)                                                                                1,870,959
                                                                                                                --------------------

                        CONVERTIBLE PREFERRED STOCKS (e) (0.0%)
                        Oil & Gas Production
              5,000     XCL Ltd. (Units) [+/+] - 144A* +                                                                          0
                989     XLC Ltd. - 144A*  +                                                                                       0
                                                                                                                --------------------
                                                                                                                                  0
                                                                                                                --------------------
                        TOTAL CONVERTIBLE PREFERRED STOCKS
                        (Cost $1,000,778)                                                                                         0
                                                                                                                --------------------

                        NON-CONVERTIBLE PREFERRED STOCKS (0.4%)
                        Broadcasting (0.1%)
                 51     Paxson Communications Corp.                                                                         427,536
                                                                                                                --------------------

                        Electric Utilities (0.3%)
                866     TNP Enterprises, Inc. (Series D) +                                                                1,006,725
                                                                                                                --------------------

                        Restaurants (0.0%)
                163     Catalina Restaurant Group (Units) [+/+]                                                             146,700
                                                                                                                --------------------

                        TOTAL NON-CONVERTIBLE PREFERRED STOCKS
                        (Cost $1,581,887)                                                                                 1,580,961
                                                                                                                --------------------

      NUMBER OF                                                                                EXPIRATION
       WARRANTS                                                                                   DATE                 VALUE
    ----------------                                                                         ----------------   --------------------
                        WARRANTS (e) (0.0%)
                        Casino/Gaming (0.0%)
             68,000     Aladdin Gaming Enterprises, Inc. - 144A*                                03/01/10                          0
              3,250     Resort At Summerlin LP - 144A*                                          12/15/07                          0
                                                                                                                --------------------

                        Electric Utilities (0.0%)
                965     TNP Enterprises, Inc. - 144A*                                           04/01/11                     29,191
                                                                                                                --------------------

                        Restaurants (0.0%)
              1,500     American Restaurant Group Holdings, Inc.  - 144A*                       08/15/08                          0
             40,750     Catalina Restaurant Group (d)                                           07/10/12                          0
                                                                                                                --------------------
                                                                                                                                  0
                                                                                                                --------------------
                        TOTAL WARRANTS
                        (Cost $29,677)                                                                                       29,191
                                                                                                                --------------------

      PRINCIPAL
      AMOUNT IN                                                              COUPON             MATURITY
      THOUSANDS                                                               RATE                DATE                 VALUE
    ----------------                                                       ------------      ----------------   --------------------
                        SHORT-TERM INVESTMENTS (7.0%)
                        U.S. GOVERNMENT OBLIGATIONS (f) (0.2%)
               $800     U.S. Treasury Bill (b)                               1.895%             03/24/05                    797,852
                        (Cost $797,852)                                                                         --------------------

                        REPURCHASE AGREEMENT (6.8%)
             28,039     Joint repurchase agreement account                   2.485              02/01/05                 23,839,000
                        (dated 01/31/05; proceeds $23,840,646) (g)                                              --------------------
                        (Cost $23,839,000)

                        TOTAL SHORT-TERM INVESTMENTS
                        (Cost $24,636,852)                                                                               24,636,852
                                                                                                                --------------------

                        TOTAL INVESTMENTS                                                        101.7                  356,230,889
                        (Cost $418,299,424) (h) (i)
                        LIABILITIES IN EXCESS OF OTHER ASSETS                                     (1.7)                  (5,885,883)
                                                                                             ----------------   --------------------

                        NET ASSETS                                                               100.0%               $ 350,345,006
                                                                                             ================   ====================

CMO    Collateral Mortgage Obligation

 *     Resale is restricted to qualified institutional investors.

**     Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.

***    Floating rate security. Rate shown is the rate in effect at January 31,
       2005.

[+/+]  Consists of one or more class of securities traded together as a unit;
       bonds or preferred stock with attached warrants.

 +     Payment-in-kind security.

++     Currently a zero coupon bond and will pay interest at the rate shown at a future date.

 +     Resale is restricted; acquired (12/22/98) at a cost basis of $48,586.

[++]   Resale is restricted; acquired (06/10/99) at a cost basis of $24.

(a)    Issuer in bankruptcy.

(b)    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $313,800.

(c)    Non-income producing security; bond in default.

(d)    Acquired through exchange offer.

(e)    Non-income producing securities.

(f)    Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(g)    Collateralized by federal agency and U.S. Treasury obligations.

(h)    Securities have been designated as collateral in an amount equal to
       $67,091,407 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(i)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,380,630 and the aggregate gross unrealized depreciation is $79,848,690, resulting in net unrealized depreciation of $65,468,060.

MORGAN STANLEY FLEXIBLE INCOME TRUST
FUTURES CONTRACTS OPEN AT JANUARY 31, 2005:

NUMBER OF                      DESCRIPTION, DELIVERY MONTH              UNDERLYING FACE                     UNREALIZED
CONTRACTS      SHORT                   AND YEAR                         AMOUNT AT VALUE                    APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------

      100      Short       US Treasury Note 10 Year, March 2005             $11,226,563                      $38,788

      416      Short       US Treasury Note 5 Year, March 2005               45,448,000                      138,952
                                                                                                        ------------
            Total unrealized appreciation                                                               $ 177,739.64
                                                                                                        ============

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 2005:

                                                                                                               UNREALIZED
                                                                                                              APPRECIATION
              CONTRACTS TO DELIVER              IN EXCHANGE FOR                   DELIVERY DATE              (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------

AUD                  1,050,000                    $  798,924                         02/22/05                   ($12,887)
DKK                  3,000,000                    $  537,153                         03/21/05                     11,617
EURO                   789,902                    $1,032,167                         04/26/05                      1,846
JPY                146,000,000                    $1,390,476                         02/10/05                    (18,926)
                                                                                                               ----------

            Net unrealized depreciation                                                                        $ (18,349)
                                                                                                               ==========

Currency Abbreviations
----------------------
AUD       Australian Dollar.
CAD       Canadian Dollar.
DKK       Danish Krone.
EURO      Euro.
JPY       Japanese Yen.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       5